Non-Controlling Interests	12 Months Ended
Dec. 31, 2023
Non-Controlling Interests
Non-Controlling Interests

(19)   Non-Controlling Interests

Details of non-controlling interests and movement at 31 December 2023 are as follows:

		Thousands of Euros
				Business
				combinations /
		Balance at		Perimeter		Other	Translation	Balance at
	Reference	31/12/2022	Additions	additions	Dividends	movements	differences	31/12/2023
Grifols (Thailand) Pte Ltd		4,779	642	—	(28)	—	(149)	5,244
Grifols Malaysia Sdn Bhd		3,663	850	—	—	—	(283)	4,230
Araclon Biotech, S.A.		(593)	(544)	—	—	—	—	(1,137)
Kiro Grifols, S.L.		(25)	(301)	326	—	—	—	0
Haema AG		228,684	24,936	—		—	—	253,620
BPC Plasma, Inc		354,502	67,892	—	(266,406)	11	(8,342)	147,657
Grifols Diagnostics Solutions Inc.		1,353,674	39,670	—	—	74	(46,095)	1,347,323
Plasmavita Healthcare		10,134	2,634	—	—	—	—	12,768
Haema Plasma Kft		11,939	7,767	—	—	—	638	20,344
G Pyrenees Research Cntr		(6)	(12)	—	—	40	—	22
Albimmune SL		(741)	(1,021)	—	—	—	—	(1,762)
Biotest AG	Note 3	361,596	(21,161)	6,283	—	(64)	10,356	357,010
		2,327,606	121,352	6,609	(266,434)	61	(43,875)	2,145,319

During the 2023 financial year, BPC Plasma, Inc. distributed a dividend without cash outflow compensating Other non-current financial assets. This dividend corresponds to the result of the previous 4 financial years, valued at Euros 266,406 thousand to its shareholder Scranton Plasma B.V. This distribution has had an impact against the group’s non-controlling interests reserves (see note 19).

Details of non-controlling interests and movement at 31 December 2022 are as follows:

	Thousands of Euros
				Business
				combinations /
		Balance at		Perimeter	Other	Translation	Balance at
	Reference	31/12/2021	Additions	additions	movements	differences	31/12/2022
Grifols (Thailand) Pte Ltd		4,417	282	—	(23)	103	4,779
Grifols Malaysia Sdn Bhd		3,059	593	—	—	11	3,663
Araclon Biotech, S.A.		240	(833)	—	—	—	(593)
VCN Bioscience, S.L		97	—	—	(97)	—	—
Kiro Grifols, S.L.		284	(312)	—	3	—	(25)
Haema AG		233,542	(4,858)	—	—	—	228,684
BPC Plasma, Inc		305,276	30,086	—	—	19,140	354,502
Diagnostics Solutions Inc.		1,234,850	46,719	—	111	71,994	1,353,674
Plasmavita Healthcare		11,724	(1,590)	—	—	—	10,134
Haema Plasma Kft		—	(4,074)	17,080	—	(1,067)	11,939
G Pyrenees Research Cntr		—	(7)	1	—	—	(6)
Albimmune SL		—	(742)	1	—	—	(741)
Biotest AG	Note 3	—	(2,397)	356,386	8	7,599	361,596
		1,793,489	62,867	373,468	2	97,780	2,327,606

On 25 April 2022, the Group acquired 70.18% of the shares in Biotest AG. Consequently, the information relating to Biotest, AG corresponds to the period from 1 May to 31 December 2022.

At 31 December 2023 and 2022, the main items of the statement of financial positions of the most significant non-controlling interests are as follows:

	Thousands of Euros
	31/12/2023
					Total Consolidated
	Non-				Equity (except for	% Non-	Non-
	current	Current	Non-current	Current	intercompany	controlling	controlling
	assets	assets	liabilities	liabilities	eliminations)	Interest	interests
Grupo Biotest	2,151,817	695,652	(537,781)	(650,627)	1,197,218	29.8%	357,010
Grupo GDS	4,216,198	273,576	(323,673)	(109,121)	4,056,980	33.2%	1,347,323
Haema AG	232,428	127,726	(28,859)	(74,680)	253,620	100%	253,620
BPC Plasma, Inc	228,306	23,004	(48,510)	(19,329)	147,657	100%	147,657
	6,828,749	1,119,958	(938,823)	(853,757)	5,655,475		2,105,610

	Thousands of Euros
	31/12/2022
					Total Consolidated
	Non-				Equity (except for	% Non-	Non-
	current	Current	Non-current	Current	intercompany	controlling	controlling
	assets	assets	liabilities	liabilities	eliminations)	Interest	interests
Grupo Biotest	2,068,551	612,242	(723,869)	(444,843)	1,212,597	29.8%	361,597
Grupo GDS	4,175,839	286,153	(292,416)	(93,474)	4,076,102	33.2%	1,353,674
Haema AG	297,202	40,240	(19,673)	(72,675)	228,684	100%	228,684
BPC Plasma, Inc	496,433	30,201	(54,402)	(60,638)	354,502	100%	354,502
	7,038,025	968,836	(1,090,360)	(671,630)	5,871,885		2,298,457

	Thousands of Euros				Thousands of Euros
	31/12/2023				31/12/2022
		Consolidated	% Non-	Non-		Consolidated	% Non-	Non-
	Ordinary	Net	controlling	controlling	Ordinary	Net	controlling	controlling
	Income	Income	Interest	interests	Income	Income	Interest	interests
Grupo Biotest	684,521	(70,962)	29.8%	(21,161)	361,239	(8,037)	29.8%	(2,397)
Grupo GDS	605,851	119,453	33.2%	39,670	619,731	140,678	33.2%	46,719
Haema AG	194,892	24,936	100%	24,936	165,481	(4,858)	100%	(4,858)
BPC Plasma, Inc	248,918	67,892	100%	67,892	293,520	30,086	100%	30,086
	1,734,182	141,319		111,337	1,439,971	157,869		69,551

Detail of cash flows of the most significant non-controlling interests is as follows:

	Thousands of Euros
	31/12/2023				31/12/2022
	Haema	BPC Plasma	Biotest, AG	Grupo GDS	Haema	BPC Plasma	Biotest, AG	Grupo GDS

Net cash flows from operating activities	23,278	5,814	(3,608)	232,418	(11,479)	17,534	(39,881)	220,566
Net cash flows from investing activities	(28,367)	(8,421)	209	(204,591)	(14,515)	(69,003)	(29,358)	(222,612)
Net cash flows from financing activities	—	—	(4,829)	(27,378)	—	—	91,219	1,914
	(5,089)	(2,607)	(8,228)	449	(25,994)	(51,469)	21,980	(132)

Haema AG and BPC Plasma, Inc.

In mid-2018, Grifols acquired 100% of the shares of Haema AG and BPC Plasma, Inc., which were subsequently sold to Scranton in December 2018, for the same amount and conditions under which they were acquired.

The following indicators support the power that Grifols maintains over these companies, even after their sale to Scranton and that, therefore, it retains control over Haema and BPC in accordance with IFRS 10:

-

Grifols has an option to repurchase 100% of both companies exercisable at any time, which, in addition, has a substantive character insofar as there are no restrictions on its exercise (even when the sales contract includes a nullity clause of the option in the event of default by the buyer, Grifols will maintain the ability to exercise said purchase option in the 90-day period that the buyer has to remedy a non-payment situation);

-	There are no shareholder agreements that establish that relevant decisions are approved in a manner different from by majority vote.

-	Grifols has the financial capacity to exercise the purchase option;

-	Although Grifols does not have voting rights, it maintains power in both companies, through its ability to exercise the repurchase option which grants it potential voting rights;

-

Furthermore, Grifols is the manager of both companies through the management contract in the plasma collection business of the donation centers, which includes general management and joint approval of the business plan, granting the intellectual property license and know-how.

-

Additionally, there is a plasma supply agreement for 30 years where the plasma that these entities will produce will be almost entirely to meet Grifols’ needs. The sale price of the plasma is established based on the full cost of production, plus a fixed margin. There is no exclusivity of sale. Both contracts have the same duration.

Therefore, although Scranton owns all of the voting rights, Grifols manages the businesses and acquires 100% of BPC and Haema’s production and in the event of any discrepancy between Scranton and Grifols, Grifols has the ability to exercise the right of the purchase option at any time.

As a result of all of the above, Grifols has the power to direct the relevant activities of these companies, since it manages them and jointly determines their business plan, having the unilateral right to repurchase 100% of both companies. The fact that Grifols has a currently exercisable purchase option implies that it acts as principal in the exercise of power (i) through the management contract and (ii) by not having delegated said power. Therefore, Grifols maintains control in both companies and therefore consolidates them.

In relation to the purchase option and given that it is based on a variable number of shares and a variable acquisition price, said instrument is a derivative financial instrument that must be valued at fair value with changes in the profit and loss account.

Based on the contractual conditions, Grifols has estimated the price of the option as (i) the price for which the shares have been sold to Scranton (US Dollars 538,000,000) plus (ii) the variation in working capital, which, given the business model of both companies, will be mainly represented by undistributed profits. Insofar as the exercise price has been established for a value similar to the fair value of BPC and Haema, the option does not have a significant value. On the other hand, since the valuation of the option is based on non-observable market variables, it corresponds to Level 3 of the fair value hierarchy. Considering the uncertainties underlying the valuation of the option as it deals with non-observable variables, and the value of the same not being significant, said value has not been recognized as of 31 December 2023 and 2022.

Likewise, both the shares of Haema AG and the shares of BPC Plasma Inc. are currently pledged as collateral for the loan from Scranton Plasma BV with Bank of America. If a default occurs under the loan agreement, as long as the financing banks have not executed the corresponding pledge, Grifols may exercise the purchase option. Grifols will pay the bank in preference to Scranton Plasma BV until the amount of the debt at the time of acquisition is settled. There is no time limitation in the loan agreement for Grifols to exercise the repurchase option.

GDS Group

There is an indirect participation through SRAAS:

-	Grifols owns a 26.58% stake in SRAAS (associated company) and a 55% stake in GDS (dependent company) and;

-	SRAAS owns a 45% stake in GDS (company associated with SRAAS).

Since IAS 28 does not address how to account for cross-participations, Grifols has opted to: in the equity method of integration of the result of SRAAS, the result that SRAAS recognizes when integrating the result of GDS by its percentage of participation (45% of GDS) is excluded. Therefore, Grifols’ consolidated result does not include 11.96% of GDS’s result recognized in SRAAS (equivalent to 45% * 26.58%) to avoid duplications, since the GDS Group is consolidated by global integration.

When determining the allocation of the GDS result attributed to the non-controlling interest (SRAAS), SRAAS’s percentage of participation in GDS is adjusted by 11.96% and therefore, the percentage to attribute the result is 33.04% (45% - 11.96%) (33.2% as of 31 December 2022).

Grifols, S.A. has control over Grifols Diagnostic Solutions, Inc (hereinafter GDS) through Grifols Shared Services North America, Inc (hereinafter GSSNA), following the entry of the new shareholder Shanghais RAAS Blood Products Co Ltd (hereinafter SRAAS).

Grifols, S.A., through GSSNA, owns 60% of the Class A shares with voting rights and 50% of the Class B shares without voting rights, with both classes of shares having the same economic rights, so the economic rights amount to 55%. SRAAS owns 40% of class A shares and 50% of class B shares and economic rights of 45%.

Both shareholders have the right of first refusal in the event of a sale of the stake by each of the parties. In addition, SRAAS has certain veto rights, although Grifols has control over GDS for the following reasons:

●	Grifols holds 60% of the voting rights and has 3 members on the Board of Directors out of a total of 5 members.
●	It has been expressly endorsed by the parties in their agreements;
●	In the meetings of the Board there is no reference or formal approval of the business and investment plan by SRAAS, and only very generic presentations of results are made and at no time do they mention or compare with the budget, but comparisons are made with respect to the previous comparative period;
●	Grifols only requires approval for investments or divestments in relevant assets, understood as such amounts greater than 30% of GDS’s assets. It should be noted that investments in GDS in their budgets are well below this threshold;
●	The absence of control or joint control implies a risk to the performance of SRAAS and to mitigate this, the minimum EBITDA guarantee mentioned in note 19 was signed;
●	GDS is directed, operated and managed directly by Grifols, without SRAAS having any relevant involvement;